REVENUE	6 Months Ended
Jun. 30, 2024
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas and pineapples, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also includes service revenue, which includes third-party freight services and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on Company vessels. Net service revenues were less than 10% of total revenue for the three and six months ended June 30, 2024 and June 30, 2023.
The following table presents the Company's disaggregated revenue by similar types of products and services for the three and six months ended June 30, 2024 and June 30, 2023:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

	(U.S. Dollars in thousands)
Diversified produce	$1,289,146	$1,317,350	$2,605,966	$2,516,111
Tropical fruit	749,148	725,859	1,464,112	1,417,581
Health foods and consumer goods	34,331	33,941	68,068	65,239
Commercial cargo	44,887	46,481	90,190	93,656
Other	6,579	17,543	17,129	37,754
Total revenue, net	$2,124,091	$2,141,174	$4,245,465	$4,130,341
The following table presents the Company's disaggregated revenue by channel for the three and six months ended June 30, 2024 and June 30, 2023:

	Three Months Ended		Six Months Ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,254,172	$1,285,780	$2,483,019	$2,457,163
Wholesale	676,017	638,108	1,374,131	1,255,395
Food service	121,987	132,345	233,717	240,204
Commercial cargo	44,887	46,481	90,190	93,656
Other	1,588	15,043	7,757	29,915
Revenue from sales to unconsolidated affiliates	25,440	23,417	56,651	54,008
Total revenue, net	$2,124,091	$2,141,174	$4,245,465	$4,130,341